INCOME TAX AND DEFERRED TAX, Component of Net Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	$ (3,420,564)
Deferred tax assets (liability), end of year	(4,762,514)	$ (3,420,564)
Deferred Tax Assets [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	1,275,462	1,125,951
Charge in results	(5,608)	149,511
Deferred tax assets (liability), end of year	1,269,854	1,275,462
Deferred Tax Assets [Member] | Allowance for Doubtful Accounts [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	0
Charge in results	731	0
Deferred tax assets (liability), end of year	731	0
Deferred Tax Assets [Member] | Tax Credits Discounted Value Loss [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	596	0
Charge in results	(240)	596
Deferred tax assets (liability), end of year	356	596
Deferred Tax Assets [Member] | Account Receivables Discounted Value [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	3,497	0
Charge in results	(2,766)	3,497
Deferred tax assets (liability), end of year	731	3,497
Deferred Tax Assets [Member] | Provisions for Legal Claims and Other Provisions [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	155,226	173,575
Charge in results	(375)	(18,349)
Deferred tax assets (liability), end of year	154,851	155,226
Deferred Tax Assets [Member] | Financial Lease [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	626,981	516,052
Charge in results	(26,711)	110,929
Deferred tax assets (liability), end of year	600,270	626,981
Deferred Tax Assets [Member] | Contract liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	489,162	436,324
Charge in results	14,925	52,838
Deferred tax assets (liability), end of year	504,087	489,162
Deferred Tax Assets [Member] | Tax Inflation Adjustment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	0
Charge in results	8,828	0
Deferred tax assets (liability), end of year	8,828	0
Deferred Tax Liabilities [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(4,696,026)	(11,058,527)
Charge in results	(1,336,342)	6,362,501
Deferred tax assets (liability), end of year	(6,032,368)	(4,696,026)
Deferred Tax Liabilities [Member] | Tax Inflation Adjustment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	0
Charge in results	(1,632,889)	0
Deferred tax assets (liability), end of year	(1,632,889)	0
Deferred Tax Liabilities [Member] | Deferred Sales [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	4,367	0
Charge in results	(4,367)	4,367
Deferred tax assets (liability), end of year	0	4,367
Deferred Tax Liabilities [Member] | Loans [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(47,813)	(5,633)
Charge in results	21,547	(42,180)
Deferred tax assets (liability), end of year	(26,266)	(47,813)
Deferred Tax Liabilities [Member] | Property, Plant and Equipment [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(4,488,783)	(11,016,028)
Charge in results	139,697	6,527,245
Deferred tax assets (liability), end of year	(4,349,086)	(4,488,783)
Deferred Tax Liabilities [Member] | Cash and Cash Equivalents [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(146,008)	(25,325)
Charge in results	143,880	(120,683)
Deferred tax assets (liability), end of year	(2,128)	(146,008)
Deferred Tax Liabilities [Member] | Inventories [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	(17,789)	(11,541)
Charge in results	(2,346)	(6,248)
Deferred tax assets (liability), end of year	(20,135)	(17,789)
Deferred Tax Liabilities [Member] | Other Financial Assets at Amortized Cost [Member]
Components of Net Deferred Tax Assets and Liabilities [abstract]
Deferred tax assets (liability), beginning of year	0	0
Charge in results	(1,864)	0
Deferred tax assets (liability), end of year	$ (1,864)	$ 0